Basis of Presentation and Accounting Policies Level 4 (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 01, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jun. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
VOBA			$ 716	$ 586	$ 696	$ 716		$ 805
Deferred income taxes, net				478	681
Other intangible assets				40	46
Reinsurance Recoverables				27,455	28,824
Separate account assets				109,625	104,575
Assets				158,888	154,713
Liability for Future Policy Benefits				18,625	18,465
Other policyholder funds and benefits payable				25,307	27,161
Other liabilities				2,146	1,960
Separate Accounts, Liability				109,625	104,575
Liabilities				155,703	152,161
Stockholders' Equity Attributable to Parent	$ 6,680	$ 5,810	2,005	3,185	2,552	2,005	$ 2,541	1,767	$ 6,680
Liabilities and Equity				158,888	154,713
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings	193					193
Unrealized Loss on Securities			(196)	663	925
Equity securities, AFS				65	45
Maximum uncollateralized threshold for derivative counter party, single level entity				$ 10
Gross Profit Estimates Term for Most Contracts				20 years
Deferred Income				$ 878
Cumulative Effect of Accounting Changes							(11)
Financing Receivable, Allowance for Credit Loss				17	0
Reinsurance Recoverable, Allowance for Credit Loss				7	0		5
Other				11	15
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity Attributable to Parent		774	(173)	1,282	717	(173)		0	1,022
Unrealized Loss on Securities	11	(432)	(198)	665	927
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity Attributable to Parent	1,930	2,024	409	137	68	$ 409	57	$ 0	$ 2,112
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect of Accounting Changes	(182)
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect of Accounting Changes							(11)
Financing Receivable, Allowance for Credit Loss							(9)
Reinsurance Recoverable, Allowance for Credit Loss							(5)
Other							$ 3
Available-for-sale Securities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity securities, AFS	$ 154
Fee Income [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		$ 40	$ 54	$ 80	$ 84